ACCOUNTS RECEIVABLE, NET - Schedule of Accounts Receivable, Net (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Sep. 30, 2021 CNY (¥)	Jun. 30, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
ACCOUNTS RECEIVABLE, NET
Accounts receivable	¥ 2,660,873	$ 374,060	¥ 2,914,960	$ 435,192	¥ 3,603,240
Allowance for credit losses	(93,904)	(13,201)	(42,056)	(6,279)	(32,265)	$ (4,817)	¥ (15,194)	¥ (12,374)	¥ (15,770)
Accounts receivable, net	¥ 2,566,969	$ 360,859	¥ 2,872,904	$ 428,913	¥ 3,570,975